Promissory Note Payable (Tables)	12 Months Ended
Mar. 31, 2020
Promissory Note Payable [Abstract]
Schedule of remaining principal payments until maturity of the promissory note

A summary of the remaining principal payments until maturity of the promissory note are as follows:

Principal Payments
Year 1	$58,038
Year 2	346,158

Total	$404,196

Current portion	(58,038)

Long-term portion	$346,158